Ageing Analysis - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Ageing Analysis Abstract
Less than 31 days	$ 190,969	$ 711,754
31 - 90 days		394,384
> 90 days	$ 289,126	$ 127,571